Retirement Plans, Postretirement And Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Accumulated Benefit Obligations In Excess Of Plan Assets

(add 000)	2011	2010
Projected benefit obligation	$456,365	$397,985
Accumulated benefit obligation	$417,179	$366,234
Fair value of plan assets	$324,485	$311,061

Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2011	2010
Discount rate	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2011	2010	2009
Discount rate	5.84%	5.90%	6.11%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%

Schedule Of Target Assets Allocation

	Percentage of Plan Assets
		December 31
Asset Class	2011 Target Allocation	2011	2010
Equity securities	56%	57%	54%
Debt securities	34%	34%	41%
Hedge funds	5%	4%	4%
Real estate	5%	5%	--
Cash	--	--	1%

Total	100%	100%	100%

Schedule Of Fair Values Of Pension Plan Assets By Asset Class And Fair Value Hierarchy Level

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

2010
Equity securities:
Mid-sized to large cap	$--	$121,596	$--	$121,596
International and emerging growth funds	--	47,285	--	47,285
Debt securities:
Core fixed income	--	113,355	--	113,355
High-yield bonds	--	15,322	--	15,322
Hedge funds	--	--	13,453	13,453
Cash	677	--	--	677
Total	$677	$297,558	$13,453	$311,688

Schedule Of Change In Fair Value Of Pension Plan Assets

year ended December 31
(add 000)	2011	2010
Balance at January 1	$13,453	$--
Purchases	--	13,000
Unrealized (loss) gain	(474)	453
Balance at December 31	$12,979	$13,453

Schedule Of Assumed Health Care Cost Trend Rate

	2011	2010
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2017	2017

Schedule Of One Percentage-Point Change In Assumed Health Care Cost Trend Rate

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$84	$(72)
Postretirement benefit obligation	$1,340	$(1,130)

Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Components Of Net Periodic Benefit Cost

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$11,270	$11,056	$11,169
Interest cost	23,178	22,588	22,282
Expected return on assets	(24,493)	(21,041)	(16,271)
Amortization of:
Prior service cost	534	583	655
Actuarial loss	6,324	9,986	14,379
Transition asset	(1)	(1)	(1)
Settlement charge	375	3,455	--

Net periodic benefit cost	$17,187	$26,626	$32,213

Schedule Of Recognized Comprehensive Earnings

(add 000)	2011	2010	2009
Actuarial loss (gain)	$65,334	$(10,915)	$(29,864)
Amortization of:
Prior service cost	(534)	(583)	(655)
Actuarial loss	(6,324)	(9,986)	(14,379)
Transition asset	1	1	1
Settlement charge	(375)	(3,455)	--

Total	$58,102	$(24,938)	$(44,897)

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	2011		2010

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,555	$1,545	$3,089	$1,868
Actuarial loss	156,994	94,903	98,359	59,458
Transition asset	(12)	(7)	(11)	(7)

Total	$159,537	$96,441	$101,437	$61,319

Schedule Of Change In Projected Benefit Obligation

(add 000)	2011	2010
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$398,638	$392,737
Service cost	11,270	11,056
Interest cost	23,178	22,588
Actuarial loss	41,971	2,017
Gross benefits paid	(17,882)	(29,760)

Net projected benefit obligation at end of year	$457,175	$398,638

Schedule Of Change In Plan Assets

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$311,688	$266,846
Actual return on plan assets, net	1,129	33,973
Employer contributions	30,215	40,629
Gross benefits paid	(17,882)	(29,760)

Fair value of plan assets at end of year	$325,150	$311,688

Schedule Of Funded Status

(add 000)	2011	2010
Funded status of the plan at end of year	$(132,025)	$(86,950)

Accrued benefit cost	$(132,025)	$(86,950)

Schedule Of Amounts Recognized On Consolidated Balance Sheet

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,320)	$(1,934)
Noncurrent liability	(129,705)	(85,016)

Net amount recognized at end of year	$(132,025)	$(86,950)

Schedule Of Expected Benefit Payments

(add 000)
2012	$20,425
2013	$20,046
2014	$21,494
2015	$23,244
2016	$24,872
Years 2017 - 2021	$147,271

Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Components Of Net Periodic Benefit Cost

(add 000)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$350	$548	$558
Interest cost	2,225	2,754	2,919
Amortization of:
Prior service credit	(1,740)	(1,740)	(1,489)
Actuarial (gain) loss	(85)	13	--
Total net periodic benefit cost	$750	$1,575	$1,988

Schedule Of Recognized Comprehensive Earnings

(add 000)	2011	2010	2009
Actuarial (gain) loss	$(3,884)	$(4,133)	$4,699
Prior service credit	(10,397)	(1,722)	--
Amortization of:
Prior service credit	1,740	1,740	1,489
Actuarial gain (loss)	85	(13)	--
Total	$(12,456)	$(4,128)	$6,188

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	2011		2010
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(16,853)	$(10,188)	$(8,196)	$(4,954)
Actuarial (gain) loss	(3,210)	(1,940)	589	356
Total	$(20,063)	$(12,128)	$(7,607)	$(4,598)

Schedule Of Change In Projected Benefit Obligation

(add 000)	2011	2010
Change in benefit obligation:
Net benefit obligation at beginning of year	$45,210	$51,906
Service cost	350	548
Interest cost	2,225	2,754
Participants' contributions	1,925	1,919
Actuarial gain	(3,884)	(4,133)
Plan amendments	(10,397)	(1,722)
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Net benefit obligation at end of year	$29,635	$45,210

Schedule Of Change In Plan Assets

(add 000)	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,869	4,143
Participants' contributions	1,925	1,919
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Fair value of plan assets at end of year	$--	$--

Schedule Of Funded Status

(add 000)	2011	2010
Funded status of the plan at end of year	$(29,635)	$(45,210)
Accrued benefit cost	$(29,635)	$(45,210)

Schedule Of Amounts Recognized On Consolidated Balance Sheet

(add 000)	2011	2010
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,930)	$(4,100)
Noncurrent liability	(26,705)	(41,110)
Net amount recognized at end of year	$(29,635)	$(45,210)

Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2011	2010
Discount rate	4.44%	5.57%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2011	2010	2009
Discount rate	5.57%	5.60%	6.03%

Schedule Of Expected Benefit Payments

(add 000)	Gross Benefit Payments
2012	$2,930
2013	$3,034
2014	$3,039
2015	$2,981
2016	$2,837
Years 2017 - 2021	$11,487